CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current asset:
Cash	$ 370,465
Funds held in trust	700,000
Total current assets	1,070,465
Total assets	1,070,465
Current liabilities:
Accounts payable	39,709	176,187
Accrued Interest - related parties	4,172	4,172
Notes Payable - related parties	160,380	116,529
Total current liabilities	204,261	296,888
Convertible Notes Payable (net of discount of $505,000)	238,627
Derivative liability	1,804,169
Total liabilities	2,247,057	296,888
Stockholders' Deficit:
Preferred Stock - 5,000,000 shares authorized, $.001 par value; 0 shares issued and outstanding
Common stock - 100,000,000 shares authorized, $.001 par value; 42,585,852 shares issued and outstanding as of June 30, 2014 and 27,151,240 as of December 31, 2013	42,587	27,151
Additional paid-in capital	38,877,041	770,428
Accumulated deficit	(40,096,220)	(1,094,467)
Total stockholders' deficit	(1,176,592)	(296,888)
Total liabilities and stockholders' deficit	$ 1,070,465